Stockholders’ Equity (Details) - Schedule of the Stock Option Activity - $ / shares					3 Months Ended	12 Months Ended
	Mar. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2021	Mar. 31, 2023	Dec. 31, 2021
Schedule of the Stock Option Activity [Abstract]
Options outstanding, beginning balance		4,408,267			4,408,267
Weighted Average Exercise Price outstanding, beginning balance		$ 4.05			$ 4.05
Weighted Average Remaining Contractual Life (in years) outstanding, beginning balance		4 years 3 months 14 days		3 years 3 months 7 days
Options, Granted			1,940,000			2,425,762
Weighted Average Exercise Price, Granted			$ 1.38			$ 5.97
Weighted Average Remaining Contractual Life (in years), Granted			5 years			5 years 10 months 28 days
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled			(434,352)		(16,667)	(64,164)
Weighted Average Exercise Price, Forfeited/Cancelled			$ 13.56		$ 14.1	$ 13.06
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options outstanding, ending balance	4,391,600		4,408,267		4,391,600	2,902,619
Weighted Average Exercise Price outstanding, ending balance	$ 4.01		$ 4.05		$ 4.01
Weighted Average Remaining Contractual Life (in years) outstanding, ending balance			4 years 3 months 14 days		4 years 18 days	4 years 8 months 15 days
Options, exercisable	3,756,600		3,061,767		3,756,600
Weighted Average Exercise Price, exercisable	$ 4.42		$ 4.19		$ 4.42
Weighted Average Remaining Contractual Life (in years), exercisable	4 years 10 days		4 years 25 days